COLUMBIA FUNDS SERIES TRUST

Columbia California Intermediate Municipal Bond Fund

(the “Fund”)

Supplement dated August 28, 2008 to the Prospectuses, each dated August 1, 2008

Effective September 2, 2008, the Fund has changed its benchmark to the Lehman Brothers 3-15 Year Blend Municipal Bond Index. Accordingly, the Fund’s prospectuses are revised and supplemented as follows:

1)	Reference to the Lehman Brothers Municipal Quality Intermediate Index as the Fund’s benchmark, in the “FUNDimensions” information table, is deleted and replaced with reference to the Lehman Brothers 3-15 Year Blend Municipal Bond Index.

2)	The last six sentences of the paragraph under the heading “Average Annual Total Return as of December 31, 2007,” in the section entitled “Performance Information,” are revised and replaced in their entirety as follows:

The table compares the Fund’s returns for each period with those of the Lehman Brothers 3-15 Year Blend Municipal Bond Index, an unmanaged index of tax-free bonds. To be included in the Lehman Brothers 3-15 Year Blend Municipal Bond Index, bonds must be rated investment grade (Baa3/BBB- or higher) by at least two of the following rating agencies: Moody’s, S&P and Fitch. The bonds must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, have a maturity between two and seventeen years and must be at least one year from their maturity date. Prior to September 2, 2008, the Fund’s returns were compared to the Lehman Brothers Municipal Quality Intermediate Index, which is an unmanaged index of tax-free bonds. To be included in the Lehman Brothers Municipal Quality Intermediate Index, bonds must have a rating of A3 or better by at least two of the following rating agencies: Moody’s, S&P and Fitch. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, have a maturity between two and twelve years and must be at least one year from their maturity date. The Fund changed its benchmark effective September 2, 2008 because the Advisor believes that the Lehman Brothers 3-15 Year Blend Municipal Bond Index more closely reflects the Fund’s weighted average maturity, duration and quality than the previous benchmark of the Fund. The Fund’s average annual returns for the one-year, five-year and life-of-fund periods are shown compared to the Lehman Brothers 3-15 Year Blend Municipal Bond Index, as well as the Fund’s previous benchmark, the Lehman Brothers Municipal Quality Intermediate Index. Indices are not available for investment, and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

3)	The following line is added to the table under the heading “Average Annual Total Return as of December 31, 2007,” in the section entitled “Performance Information”:

	1 Year	5 Year	Life of Fund
Lehman Brothers 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	4.46%	3.95%	3.94%

INT-47/155703-0908

COLUMBIA FUNDS SERIES TRUST

Columbia Georgia Intermediate Municipal Bond Fund

(the “Fund”)

Supplement dated August 28, 2008 to the Prospectuses, each dated August 1, 2008

Effective September 2, 2008, the Fund has changed its benchmark to the Lehman Brothers 3-15 Year Blend Municipal Bond Index. Accordingly, the Fund’s prospectuses are revised and supplemented as follows:

1)	Reference to the Lehman Brothers Municipal Quality Intermediate Index as the Fund’s benchmark, in the “FUNDimensions” information table, is deleted and replaced with reference to the Lehman Brothers 3-15 Year Blend Municipal Bond Index.

2)	The last six sentences of the paragraph under the heading “Average Annual Total Return as of December 31, 2007,” in the section entitled “Performance Information,” are revised and replaced in their entirety as follows:

The table compares the Fund’s returns for each period with those of the Lehman Brothers 3-15 Year Blend Municipal Bond Index, an unmanaged index of tax-free bonds. To be included in the Lehman Brothers 3-15 Year Blend Municipal Bond Index, bonds must be rated investment grade (Baa3/BBB- or higher) by at least two of the following rating agencies: Moody’s, S&P and Fitch. The bonds must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, have a maturity between two and seventeen years and must be at least one year from their maturity date. Prior to September 2, 2008, the Fund’s returns were compared to the Lehman Brothers Municipal Quality Intermediate Index, which is an unmanaged index of tax-free bonds. To be included in the Lehman Brothers Municipal Quality Intermediate Index, bonds must have a rating of A3 or better by at least two of the following rating agencies: Moody’s, S&P and Fitch. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, have a maturity between two and twelve years and must be at least one year from their maturity date. The Fund changed its benchmark effective September 2, 2008 because the Advisor believes that the Lehman Brothers 3-15 Year Blend Municipal Bond Index more closely reflects the Fund’s weighted average maturity, duration and quality than the previous benchmark of the Fund. The Fund’s average annual returns for the one-year, five-year and ten-year periods are shown compared to the Lehman Brothers 3-15 Year Blend Municipal Bond Index, as well as the Fund’s previous benchmark, the Lehman Brothers Municipal Quality Intermediate Index. Indices are not available for investment, and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

3)	The following line is added to the table under the heading “Average Annual Total Return as of December 31, 2007,” in the section entitled “Performance Information”:

	1 Year	5 Year	10 Year
Lehman Brothers 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	4.46%	3.95%	5.01%

INT-47/155603-0908

COLUMBIA FUNDS SERIES TRUST

Columbia Maryland Intermediate Municipal Bond Fund

(the “Fund”)

Supplement dated August 28, 2008 to the Prospectuses, each dated August 1, 2008

Effective September 2, 2008, the Fund has changed its benchmark to the Lehman Brothers 3-15 Year Blend Municipal Bond Index. Accordingly, the Fund’s prospectuses are revised and supplemented as follows:

1)	Reference to the Lehman Brothers Municipal Quality Intermediate Index as the Fund’s benchmark, in the “FUNDimensions” information table, is deleted and replaced with reference to the Lehman Brothers 3-15 Year Blend Municipal Bond Index.

2)	The last six sentences of the paragraph under the heading “Average Annual Total Return as of December 31, 2007,” in the section entitled “Performance Information,” are revised and replaced in their entirety as follows:

The table compares the Fund’s returns for each period with those of the Lehman Brothers 3-15 Year Blend Municipal Bond Index, an unmanaged index of tax-free bonds. To be included in the Lehman Brothers 3-15 Year Blend Municipal Bond Index, bonds must be rated investment grade (Baa3/BBB- or higher) by at least two of the following rating agencies: Moody’s, S&P and Fitch. The bonds must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, have a maturity between two and seventeen years and must be at least one year from their maturity date. Prior to September 2, 2008, the Fund’s returns were compared to the Lehman Brothers Municipal Quality Intermediate Index, which is an unmanaged index of tax-free bonds. To be included in the Lehman Brothers Municipal Quality Intermediate Index, bonds must have a rating of A3 or better by at least two of the following rating agencies: Moody’s, S&P and Fitch. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, have a maturity between two and twelve years and must be at least one year from their maturity date. The Fund changed its benchmark effective September 2, 2008 because the Advisor believes that the Lehman Brothers 3-15 Year Blend Municipal Bond Index more closely reflects the Fund’s weighted average maturity, duration and quality than the previous benchmark of the Fund. The Fund’s average annual returns for the one-year, five-year and ten-year periods are shown compared to the Lehman Brothers 3-15 Year Blend Municipal Bond Index, as well as the Fund’s previous benchmark, the Lehman Brothers Municipal Quality Intermediate Index. Indices are not available for investment, and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

3)	The following line is added to the table under the heading “Average Annual Total Return as of December 31, 2007,” in the section entitled “Performance Information”:

	1 Year	5 Year	10 Year
Lehman Brothers 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	4.46%	3.95%	5.01%

INT-47/155704-0908

COLUMBIA FUNDS SERIES TRUST

Columbia North Carolina Intermediate Municipal Bond Fund

(the “Fund”)

Supplement dated August 28, 2008 to the Prospectuses, each dated August 1, 2008

Effective September 2, 2008, the Fund has changed its benchmark to the Lehman Brothers 3-15 Year Blend Municipal Bond Index. Accordingly, the Fund’s prospectuses are revised and supplemented as follows:

1)	Reference to the Lehman Brothers Municipal Quality Intermediate Index as the Fund’s benchmark, in the “FUNDimensions” information table, is deleted and replaced with reference to the Lehman Brothers 3-15 Year Blend Municipal Bond Index.

2)	The last six sentences of the paragraph under the heading “Average Annual Total Return as of December 31, 2007,” in the section entitled “Performance Information,” are revised and replaced in their entirety as follows:

The table compares the Fund’s returns for each period with those of the Lehman Brothers 3-15 Year Blend Municipal Bond Index, an unmanaged index of tax-free bonds. To be included in the Lehman Brothers 3-15 Year Blend Municipal Bond Index, bonds must be rated investment grade (Baa3/BBB- or higher) by at least two of the following rating agencies: Moody’s, S&P and Fitch. The bonds must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, have a maturity between two and seventeen years and must be at least one year from their maturity date. Prior to September 2, 2008, the Fund’s returns were compared to the Lehman Brothers Municipal Quality Intermediate Index, which is an unmanaged index of tax-free bonds. To be included in the Lehman Brothers Municipal Quality Intermediate Index, bonds must have a rating of A3 or better by at least two of the following rating agencies: Moody’s, S&P and Fitch. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, have a maturity between two and twelve years and must be at least one year from their maturity date. The Fund changed its benchmark effective September 2, 2008 because the Advisor believes that the Lehman Brothers 3-15 Year Blend Municipal Bond Index more closely reflects the Fund’s weighted average maturity, duration and quality than the previous benchmark of the Fund. The Fund’s average annual returns for the one-year, five-year and ten-year periods are shown compared to the Lehman Brothers 3-15 Year Blend Municipal Bond Index, as well as the Fund’s previous benchmark, the Lehman Brothers Municipal Quality Intermediate Index. Indices are not available for investment, and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

3)	The following line is added to the table under the heading “Average Annual Total Return as of December 31, 2007,” in the section entitled “Performance Information”:

	1 Year	5 Year	10 Year
Lehman Brothers 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	4.46%	3.95%	5.01%

INT-47/155606-0908

COLUMBIA FUNDS SERIES TRUST

Columbia South Carolina Intermediate Municipal Bond Fund

(the “Fund”)

Supplement dated August 28, 2008 to the Prospectuses, each dated August 1, 2008

Effective September 2, 2008, the Fund has changed its benchmark to the Lehman Brothers 3-15 Year Blend Municipal Bond Index. Accordingly, the Fund’s prospectuses are revised and supplemented as follows:

1)	Reference to the Lehman Brothers Municipal Quality Intermediate Index as the Fund’s benchmark, in the “FUNDimensions” information table, is deleted and replaced with reference to the Lehman Brothers 3-15 Year Blend Municipal Bond Index.

2)	The last six sentences of the paragraph under the heading “Average Annual Total Return as of December 31, 2007,” in the section entitled “Performance Information,” are revised and replaced in their entirety as follows:

The table compares the Fund’s returns for each period with those of the Lehman Brothers 3-15 Year Blend Municipal Bond Index, an unmanaged index of tax-free bonds. To be included in the Lehman Brothers 3-15 Year Blend Municipal Bond Index, bonds must be rated investment grade (Baa3/BBB- or higher) by at least two of the following rating agencies: Moody’s, S&P and Fitch. The bonds must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, have a maturity between two and seventeen years and must be at least one year from their maturity date. Prior to September 2, 2008, the Fund’s returns were compared to the Lehman Brothers Municipal Quality Intermediate Index, which is an unmanaged index of tax-free bonds. To be included in the Lehman Brothers Municipal Quality Intermediate Index, bonds must have a rating of A3 or better by at least two of the following rating agencies: Moody’s, S&P and Fitch. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, have a maturity between two and twelve years and must be at least one year from their maturity date. The Fund changed its benchmark effective September 2, 2008 because the Advisor believes that the Lehman Brothers 3-15 Year Blend Municipal Bond Index more closely reflects the Fund’s weighted average maturity, duration and quality than the previous benchmark of the Fund. The Fund’s average annual returns for the one-year, five-year and ten-year periods are shown compared to the Lehman Brothers 3-15 Year Blend Municipal Bond Index, as well as the Fund’s previous benchmark, the Lehman Brothers Municipal Quality Intermediate Index. Indices are not available for investment, and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

3)	The following line is added to the table under the heading “Average Annual Total Return as of December 31, 2007,” in the section entitled “Performance Information”:

	1 Year	5 Year	10 Year
Lehman Brothers 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	4.46%	3.95%	5.01%

INT-47/155702-0908

COLUMBIA FUNDS SERIES TRUST

Columbia Virginia Intermediate Municipal Bond Fund

(the “Fund”)

Supplement dated August 28, 2008 to the Prospectuses, each dated August 1, 2008

Effective September 2, 2008, the Fund has changed its benchmark to the Lehman Brothers 3-15 Year Blend Municipal Bond Index. Accordingly, the Fund’s prospectuses are revised and supplemented as follows:

1)	Reference to the Lehman Brothers Municipal Quality Intermediate Index as the Fund’s benchmark, in the “FUNDimensions” information table, is deleted and replaced with reference to the Lehman Brothers 3-15 Year Blend Municipal Bond Index.

2)	The last six sentences of the paragraph under the heading “Average Annual Total Return as of December 31, 2007,” in the section entitled “Performance Information,” are revised and replaced in their entirety as follows:

The table compares the Fund’s returns for each period with those of the Lehman Brothers 3-15 Year Blend Municipal Bond Index, an unmanaged index of tax-free bonds. To be included in the Lehman Brothers 3-15 Year Blend Municipal Bond Index, bonds must be rated investment grade (Baa3/BBB- or higher) by at least two of the following rating agencies: Moody’s, S&P and Fitch. The bonds must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, have a maturity between two and seventeen years and must be at least one year from their maturity date. Prior to September 2, 2008, the Fund’s returns were compared to the Lehman Brothers Municipal Quality Intermediate Index, which is an unmanaged index of tax-free bonds. To be included in the Lehman Brothers Municipal Quality Intermediate Index, bonds must have a rating of A3 or better by at least two of the following rating agencies: Moody’s, S&P and Fitch. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, have a maturity between two and twelve years and must be at least one year from their maturity date. The Fund changed its benchmark effective September 2, 2008 because the Advisor believes that the Lehman Brothers 3-15 Year Blend Municipal Bond Index more closely reflects the Fund’s weighted average maturity, duration and quality than the previous benchmark of the Fund. The Fund’s average annual returns for the one-year, five-year and ten-year periods are shown compared to the Lehman Brothers 3-15 Year Blend Municipal Bond Index, as well as the Fund’s previous benchmark, the Lehman Brothers Municipal Quality Intermediate Index. Indices are not available for investment, and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

3)	The following line is added to the table under the heading “Average Annual Total Return as of December 31, 2007,” in the section entitled “Performance Information”:

	1 Year	5 Year	10 Year
Lehman Brothers 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	4.46%	3.95%	5.01%

INT-47/155604-0908